Consolidated Statements of Changes in Shareholders' Deficit	Common Stock [Member] Common Class A [Member] USD ($) shares	Common Stock [Member] Common Class A [Member] SGD ($) shares	Common Stock [Member] Common Class B [Member] USD ($) shares	Common Stock [Member] Common Class B [Member] SGD ($) shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] SGD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] SGD ($)	AOCI Attributable to Parent [Member] USD ($)	AOCI Attributable to Parent [Member] SGD ($)	USD ($)	SGD ($)
Beginning balance, value at Dec. 31, 2022		$ 5,264		$ 18,939		$ 78,722		$ (1,880,963)		$ (261)		$ (1,778,299)
Balance, shares at Dec. 31, 2022 | shares	3,915,000	3,915,000	14,085,000	14,085,000
Net loss								(1,119,555)				(1,119,555)
Foreign currency translation										570		570
Balance at Dec. 31, 2023		$ 5,264		$ 18,939		78,722		(3,000,518)		309		(2,987,284)
Balance, shares at Dec. 31, 2023 | shares	3,915,000	3,915,000	14,085,000	14,085,000
Net loss								(1,560,535)				(1,560,535)
Foreign currency translation										(1,903)		(1,903)
Balance at Dec. 31, 2024		$ 5,264		$ 18,939		78,722		(4,561,053)		(1,594)		(4,459,722)
Balance, shares at Dec. 31, 2024 | shares	3,915,000	3,915,000	14,085,000	14,085,000
Net loss								(4,673,447)			$ (3,633,248)	(4,673,447)
Foreign currency translation										350,136		350,136
Issuance of ordinary shares		$ 4,402				13,834,056						13,838,458
Issuance of ordinary shares, shares | shares	3,450,000	3,450,000
Balance at Dec. 31, 2025	$ 7,365	$ 9,666	$ 14,724	$ 18,939	$ 10,816,122	$ 13,912,778	$ (7,179,118)	$ (9,234,500)	$ 271,115	$ 348,542	$ 3,930,208	$ 5,055,425
Balance, shares at Dec. 31, 2025 | shares	7,365,000	7,365,000	14,085,000	14,085,000